Reconciliation to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Savings Plan
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500
The following reconciles net assets available for benefits per the financial statements to Form 5500 at December 31 (in thousands):

	2025	2024

Net assets available for benefits per the financial statements	$18,911,236	$17,072,320
Active participants with delinquent loans	(12,343)	(11,805)
Adjustment from contract value to fair value for fully
benefit-responsive investment contracts held in the
Master Trust through December 31, 2025	(32,068)	(68,766)
Net assets available for benefits per Form 5500	$18,866,825	$16,991,749

The following reconciles the net increase per the financial statements to Form 5500 for the year ended December 31, 2025 (in thousands):

Net increase per the financial statements	$1,838,916
Active participants with delinquent loans for 2024	11,805
Active participants with delinquent loans for 2025	(12,343)
Adjustment from contract value to fair value for fully
benefit-responsive investment contracts
held in the Master Trust for 2024	68,766
Adjustment from contract value to fair value for fully
benefit-responsive investment contracts
held in the Master Trust for 2025	(32,068)
Net income per Form 5500	$1,875,076